Label	Element	Value
Weiss Alternative Balanced Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001650149_SupplementTextBlock
Weiss Alternative Balanced Risk Fund

Class	A	(not available for purchase)
Class	C	(not available for purchase)
Class	I	WEISX
Class	K	WEIKX

Supplement dated October 26, 2016, to the Prospectus dated December 1, 2015, as supplemented (the “Prospectus”), and the Statement of Additional Information (“SAI”) dated December 1, 2015, as supplemented.

As of October 26, 2016 (the “Effective Date”), the Weiss Alternative Balanced Risk Fund (the “Fund”) has implemented the following changes to its fees and expenses: (i) the period following purchase of shares during which the Fund will assess a redemption fee has been reduced from 90 days to 30 days; and (ii) the contractual limitation on the Fund’s total annual operating expenses has been reduced from 2.50%, 3.15%, 2.25% and 2.15% of the average daily net assets of the Fund’s Class A, Class C, Class I and Class K shares, respectively, to 1.98% of the Fund’s average daily net assets for each share class of the Fund, exclusive of certain fees and expenses described in footnote 6 to the “Fees and Expenses of the Fund” table below.

Risk/Return [Heading]	rr_RiskReturnHeading	Weiss Alternative Balanced Risk Fund
Expense [Heading]	rr_ExpenseHeading	Accordingly, on the Effective Date, the “Fees and Expenses of the Fund” table in the Prospectus is revised as follows:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest, in the future, at least $50,000 in the Fund. More information about these and other discounts is available in the section entitled “Choosing a Share Class: Class A Shares,” on page 23 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights (when available) which only reflect the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	In addition, on the Effective Date, the “Example” tables in the Prospectus are revised as follows:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
In addition, on the Effective Date, all references to the Fund’s expense limitation in the Prospectus and SAI are revised to state that the Fund’s limit on total annual operating expenses for each share class (exclusive of front end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) is 1.98% of the average daily net assets of the Fund.

On the Effective Date, all references in the Prospectus and SAI to the period following purchase of shares during which the Fund’s redemption fee will be assessed are revised to replace “90 days” with “30 days.”

*   *   *   *   *

You should read this Supplement in conjunction with the Prospectus and the SAI.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-866-530-2690.

Please retain this Supplement for future reference.

Weiss Alternative Balanced Risk Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.60%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Dividends and Interest on Short Positions	rr_Component1OtherExpensesOverAssets	1.00%	[2],[3]
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.10%	[2],[3]
All other expenses	rr_Component3OtherExpensesOverAssets	0.60%	[2],[3]
Total Other Expenses	rr_OtherExpensesOverAssets	1.70%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.63%	[2]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2],[5]
Net Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.41%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (“CDSC”) is generally imposed on Class A purchases of $1 million or more that are redeemed within 18 months after purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 975
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,581
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	875
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,581
Weiss Alternative Balanced Risk Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.60%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Dividends and Interest on Short Positions	rr_Component1OtherExpensesOverAssets	1.00%	[2],[3]
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%	[2],[3]
All other expenses	rr_Component3OtherExpensesOverAssets	0.60%	[2],[3]
Total Other Expenses	rr_OtherExpensesOverAssets	1.85%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.28%	[2]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2],[5]
Net Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	4.06%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% CDSC will be imposed on Class C shares redeemed within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 508
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,278
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	408
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,278
Weiss Alternative Balanced Risk Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.60%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Dividends and Interest on Short Positions	rr_Component1OtherExpensesOverAssets	1.00%	[2],[3]
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.10%	[2],[3]
All other expenses	rr_Component3OtherExpensesOverAssets	0.60%	[2],[3]
Total Other Expenses	rr_OtherExpensesOverAssets	1.70%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.38%	[2]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2],[5]
Net Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.16%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,019
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	319
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,019
Weiss Alternative Balanced Risk Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.60%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Dividends and Interest on Short Positions	rr_Component1OtherExpensesOverAssets	1.00%	[2],[3]
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none	[2],[3]
All other expenses	rr_Component3OtherExpensesOverAssets	0.60%	[2],[3]
Total Other Expenses	rr_OtherExpensesOverAssets	1.60%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.28%	[2]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2],[5]
Net Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.06%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	989
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	309
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 989

[1]	A 1.00% contingent deferred sales charge ("CDSC") is generally imposed on Class A purchases of $1 million or more that are redeemed within 18 months after purchase.
[2]	The expense information has been restated to reflect current fees.
[3]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.
[4]	Acquired Fund Fees and Expenses for the Fund's current fiscal year are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights (when available) which only reflect the direct operating expenses incurred by the Fund.
[5]	Weiss Multi-Strategy Advisers LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding front end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses for each share class to 1.98% of average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least February 28, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three fiscal years from the date they were waived or paid, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.
[6]	A 1.00% CDSC will be imposed on Class C shares redeemed within 12 months of purchase.